Borrowings	12 Months Ended
Dec. 31, 2013
Borrowings
(10)	BORROWINGS

(a)	Current

	December 31, 2012	December 31, 2013
Borrowings – secured	599,906	772,135
Borrowings – unsecured	1,718,590	1,753,292
Current portion of long-term borrowings (Note (b))	72,831	0

	2,391,327	2,525,427

The short-term borrowings outstanding as of December 31, 2013 carry a weighted average interest rate 6.032% (2012: 6.050%).

The Group’s secured short-term borrowings of US$772,135 are secured by the Group’s plants and machineries, land use rights and are also secured by the equity interest in SPI as of December 31, 2013. Among the secured short-term borrowings of US$722,135, borrowings of US$263,527 are guaranteed by the Company’s shareholder, Mr. Peng.

Among the Group’s unsecured short-term borrowings, US$168,152 is guaranteed by Mr. Peng and his spouse Ms. Zhou Shan, US$8,201 is guaranteed by Xinyu Credit Guarantee Center and US$3,280 is guaranteed by Nanchang Venture Capital Co., Ltd.

Outstanding unsecured short-term borrowings totaling US$85,289 borrowed by JXLDK from China Construction Bank contain certain financial covenants. The covenants specify that if JXLDK’s debt to asset ratio exceeds 75% or the current ratio is below 0.9, which are calculated based on its financial statements prepared under PRC GAAP, China Construction Bank may take actions as defined in the borrowing agreement, including but not limited to the demand of immediate repayment of the outstanding borrowing balance. As of December 31, 2013, JXLDK’s debt to asset ratio and the current ratio did not meet the ratio requirement. As a result, China Construction Bank has the right to accelerate the repayment of the borrowings in accordance with the borrowing agreement, but to date, JXLDK has not received any notice of event of default or notice to accelerate the stated maturity of such borrowing in 2014.

Outstanding unsecured short-term borrowings totaling US$97,305 borrowed by JXLDK from China Development Bank contain certain financial covenants. The covenants specify that if JXLDK’s debt to asset ratio exceeds 75% or the current ratio is below 0.7, which are calculated based on its financial statements prepared under PRC GAAP, China Development Bank may take actions as defined in the borrowing agreement, including but not limited to the demand of immediate repayment of the outstanding borrowing balance. As of December 31, 2013, JXLDK’s debt to asset ratio and the current ratio did not meet the ratio requirement. As a result, China Development Bank has the right to accelerate the repayment of the borrowings in accordance with the borrowing agreement, but to date, JXLDK has not received any notice of event of default or notice to accelerate the stated maturity of such borrowing in 2014.

Outstanding unsecured long-term borrowings of US 34,116 borrowed by JXLDK from China Construction Bank contain certain financial covenants. The covenants specify that if JXLDK’s debt to asset ratio exceeds 75% or the current ratio is below 0.9, which are calculated based on its financial statements prepared under PRC GAAP, China Construction Bank may take actions as defined in the borrowing agreement, including but not limited to the demand of immediate repayment of the outstanding borrowing balance. As of December 31, 2013, JXLDK’s debt to asset ratio and the current ratio did not meet the ratio requirement. Accordingly, the Company reclassified such long-term borrowings to short-term borrowings as of December 31, 2013.

Outstanding secured long-term borrowing of US$11,000 borrowed by the Company from China Development Bank contains certain financial covenants. The covenants specify that if the ratio of the weighted average market value of SPI’s outstanding shares to the principal amount of the loan is less than 2:1 on any date, China Development Bank may take actions as defined in the borrowing agreement, including but not limited to the demand of immediate repayment of the outstanding borrowing balance. As of December 31, 2013, the ratio of the weighted average market value of SPI’s outstanding shares to the principal amount of the loan was less than 2:1. Accordingly, the Company reclassified such long-term borrowings to short-term borrowings as of December 31, 2013.

In addition, outstanding long-term borrowings of US$567,275 and short-term borrowings of US$1,002,924 from certain banks contain subjective acceleration provisions that may be triggered by material deterioration of the Group’s financial condition or event of default of other financial indebtedness. While the Company has not received any notice of event of default or any notice to accelerate the stated maturity of such borrowings, the banks have the right under the subjective acceleration provisions to accelerate the repayment of the borrowings as a result of the Group’s recurring losses and financial condition. Accordingly, the Company reclassified long-term borrowings of US$567,275 to short-term borrowings as of December 31, 2013.

As of December 31, 2013, the Group has total revolving credit of US$1,350,332 (2012: US$1,167,528) and unused credit of US$445,434 (2012: US$95,682) which it can draw upon subject to various terms and conditions.

(b)	Long-term

	December 31, 2012	December 31, 2013
Borrowings – secured	65,000	0
Borrowings – unsecured	37,831	0

	102,831	0
Less: current portion	(72,831)	0

	30,000	0